Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of the Funds listed in Appendix A, (hereafter referred to as the “Funds”)

In planning and performing our audits of the financial statements of the Funds as of and for the periods ended October 31, 2019, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds' internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of October 31, 2019.

This report is intended solely for the information and use of the Board of Directors of DFA Investment Dimensions Group Inc. and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2019

Appendix A

U.S. Small Cap Growth Portfolio Asia Pacific Small Company Portfolio Continental Small Company Portfolio

DFA California Intermediate-Term Municipal Bond Portfolio DFA California Municipal Real Return Portfolio DFA California Short-Term Municipal Bond Portfolio DFA Commodity Strategy Portfolio DFA Diversified Fixed Income Portfolio DFA Five-Year Global Fixed Income Portfolio DFA Global Core Plus Fixed Income Portfolio DFA Global Real Estate Securities Portfolio DFA Global Sustainability Fixed Income Portfolio* DFA Inflation-Protected Securities Portfolio DFA Intermediate Government Fixed Income Portfolio DFA Intermediate-Term Extended Quality Portfolio DFA Intermediate-Term Municipal Bond Portfolio DFA International Real Estate Securities Portfolio DFA International Small Cap Value Portfolio DFA Investment Grade Portfolio DFA LTIP Portfolio DFA MN Municipal Bond Portfolio DFA Municipal Bond Portfolio DFA Municipal Real Return Portfolio DFA NY Municipal Bond Portfolio DFA One-Year Fixed Income Portfolio DFA Real Estate Securities Portfolio DFA Selectively Hedged Global Fixed Income Portfolio DFA Short-Duration Real Return Portfolio DFA Short-Term Extended Quality Portfolio DFA Short-Term Government Portfolio DFA Short-Term Municipal Bond Portfolio DFA Social Fixed Income Portfolio DFA Targeted Credit Portfolio DFA Two-Year Global Fixed Income Portfolio DFA VA Global Moderate Allocation Portfolio DFA World ex U.S. Government Fixed Income Portfolio Dimensional 2005 Target Date Retirement Income Fund Dimensional 2010 Target Date Retirement Income Fund Dimensional 2015 Target Date Retirement Income Fund Dimensional 2020 Target Date Retirement Income Fund Dimensional 2025 Target Date Retirement Income Fund Dimensional 2030 Target Date Retirement Income Fund Dimensional 2035 Target Date Retirement Income Fund Dimensional 2040 Target Date Retirement Income Fund Dimensional 2045 Target Date Retirement Income Fund Dimensional 2050 Target Date Retirement Income Fund Dimensional 2055 Target Date Retirement Income Fund Dimensional 2060 Target Date Retirement Income Fund Dimensional Retirement Income Fund Emerging Markets Core Equity Portfolio Emerging Markets Portfolio Emerging Markets Small Cap Portfolio

Emerging Markets Social Core Equity Portfolio Emerging Markets Sustainability Core 1 Portfolio Emerging Markets Targeted Value Portfolio**

Emerging Markets Value Portfolio Enhanced U.S. Large Company Portfolio Global Small Company Portfolio International Core Equity Portfolio International High Relative Profitability Portfolio International Large Cap Growth Portfolio International Small Cap Growth Portfolio International Small Company Portfolio International Social Core Equity Portfolio International Sustainability Core 1 Portfolio International Vector Equity Portfolio Japanese Small Company Portfolio Large Cap International Portfolio Oregon Municipal Bond Portfolio*** Selectively Hedged Global Equity Portfolio T.A. U.S. Core Equity 2 Portfolio T.A. World ex U.S. Core Equity Portfolio Tax-Managed DFA International Value Portfolio Tax-Managed U.S. Equity Portfolio Tax-Managed U.S. Marketwide Value Portfolio Tax-Managed U.S. Small Cap Portfolio Tax-Managed U.S. Targeted Value Portfolio U.S. Core Equity 1 Portfolio U.S. Core Equity 2 Portfolio U.S. High Relative Profitability Portfolio U.S. Large Cap Equity Portfolio U.S. Large Cap Growth Portfolio U.S. Large Cap Value Portfolio U.S. Micro Cap Portfolio U.S. Small Cap Portfolio U.S. Small Cap Value Portfolio U.S. Social Core Equity 2 Portfolio U.S. Sustainability Core 1 Portfolio U.S. Targeted Value Portfolio U.S. Vector Equity Portfolio United Kingdom Small Company Portfolio VA Equity Allocation Portfolio VA Global Bond Portfolio VA International Small Portfolio VA International Value Portfolio VA Short-Term Fixed Portfolio VA U.S. Large Value Portfolio VA U.S. Targeted Value Portfolio VIT Inflation-Protected Securities Portfolio World Core Equity Portfolio World ex U.S. Core Equity Portfolio World ex U.S. Targeted Value Portfolio World ex U.S. Value Portfolio

*	November 6, 2018 (commencement of operations) through October 31, 2019
**	November 14, 2018 (commencement of operations) through October 31, 2019
***	September 10, 2019 (commencement of operations) through October 31, 2019